Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Financial Instruments Measured at Fair Value
Financial Instruments Measured at Fair Value

December 31, 2025	Level 1	Level 2	Total

Mutual funds	$0	$0	$0
Microsoft Common Stock	5,142,641,059	0	5,142,641,059
Separately managed accounts:
Publicly-traded stock	7,574,312,971	0	7,574,312,971
Mutual funds	0	1,791,245,275	1,791,245,275
Other	0	32,187,689	32,187,689
Brokerage accounts	6,477,323,163	125,065,084	6,602,388,247

Total	$19,194,277,193	$1,948,498,048	21,142,775,241
Common collective trusts measured at NAV			53,174,958,031
Separately managed accounts:
Common collective trusts measured at NAV			1,315,532,151

Total Investments at Fair Value			$75,633,265,423

December 31, 2024	Level 1	Level 2	Total

Mutual funds	$9,181,148,993	$0	$9,181,148,993
Microsoft Common Stock	5,063,721,519	0	5,063,721,519
Separately managed accounts:
Publicly-traded stock	5,581,875,657	0	5,581,875,657
Mutual funds	0	1,518,134,041	1,518,134,041
Other	0	49,048,486	49,048,486
Brokerage accounts	4,977,729,263	109,333,085	5,087,062,348

Total	$24,804,475,432	$1,676,515,612	26,480,991,044

Common collective trusts measured at NAV			38,419,549,176

Separately managed accounts:
Common collective trusts measured at NAV			457,280,957

Total Investments at Fair Value			$65,357,821,177